Summary of principal accounting policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥) category	Dec. 31, 2024 USD ($) category	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 01, 2023 CNY (¥)	Dec. 31, 2021
Weighted average effective interest rate	9.00%				21.00%				9.00%		21.00%
Balance at the beginning of year				¥ 0				¥ 108,553	¥ 0		¥ 108,553	¥ 169,833
Addition											208	1,758
Accretion of interest											4,229	31,196
Repayment											(15,800)	(69,738)
Derecognition	¥ (97,190)				¥ (97,190)				(97,190)		(97,190)	(24,496)
Balance at the end of year					¥ 0						¥ 0	¥ 108,553
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]					Other Liabilities, Noncurrent						Other Liabilities, Noncurrent	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
Cumulative upfront fees	123,960				¥ 433,404				123,960		¥ 433,404
Amortized cumulative upfront fees									39,409		73,554
Gain on derecognition of financing payable and accounts payable									¥ 0	$ 0	0	¥ 21,669
Derecognition of related equipment on business winding-ups					2,785						2,785
Derecognition of outstanding upfront fee payable					6,917						6,917		¥ 470,552
Number of revenue categories | category									2	2
Total revenue	¥ 543,508	¥ 490,783	¥ 462,923	¥ 397,206	486,620	¥ 613,466	¥ 1,035,726	¥ 822,835	¥ 1,894,420	$ 259,534	2,958,647	2,838,190
Net gains recognized on business winding-ups											4,132
Mobile device charging
Total revenue									1,384,695	189,702	2,869,215	2,813,619
Mobile device charging service
Total revenue									353,097	48,374	1,577,379	2,754,143
Mobile device charging solution
Total revenue									249,842	34,228	173,152	0
Power banks, cabinets and other related assets sales
Total revenue									781,756	107,100	1,118,684	59,476
Others
Total revenue									29,875	$ 4,093	38,437	24,571
Direct model
Total revenue									359,712		1,083,300	1,617,793
Direct model | Mobile device charging service
Total revenue									353,097		1,058,636	1,587,298
Direct model | Power bank sales
Total revenue									6,615		24,664	30,495
Network partner model
Total revenue									1,024,983		1,785,915	1,195,826
Network partner model | Mobile device charging service
Total revenue									0		518,743	1,166,845
Network partner model | Mobile device charging solution
Total revenue									249,842		173,152	0
Network partner model | Power banks, cabinets and other related assets sales
Total revenue									¥ 775,141		1,094,020	¥ 28,981
Terminated Arrangements
Derecognition					24,496						24,496
Derecognition of related equipment on termination of the arrangement					¥ 6,959						6,959
Gain on derecognition of financing payable and accounts payable											¥ 17,537